Allowance for Doubtful Accounts, Sales Returns and Discounts	12 Months Ended
Dec. 31, 2011
Allowance For Doubtful Accounts Sales Returns and Discounts [Abstract]
Allowance For Doubtful Accounts Sales Returns and Discounts [Text Block]
Note 4.	Allowance for Doubtful Accounts, Sales Returns and Discounts

The activity in the allowance for doubtful accounts, sales returns and discounts for the years ended December 31, 2009, 2010 and 2011 follows:

Allowance for doubtful accounts

Period	Balance at beginning of year	Charges (credits) to earnings	Amounts utilized	Balance at end of year
	(in thousands)

For the year ended December 31, 2009	$25,297	218	-	25,515
For the year ended December 31, 2010	$25,515	(8,788)	-	16,727
For the year ended December 31, 2011	$16,727	(1,541)	-	15,186

Allowance for sales returns and discounts

Period	Balance at beginning of year	Additions	Amounts utilized	Balance at end of year
	(in thousands)

For the year ended December 31, 2009	$162	2,391	(1,583)	970
For the year ended December 31, 2010	$970	4,551	(4,930)	591
For the year ended December 31, 2011	$591	3,385	(3,191)	785